Significant Accounting Policies- Additional Information (Detail) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) State Billboard Reporting_Unit Transit $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of advertising displays | Billboard			153,200
Number of states in which the company operates | State			45
Number of states in which the company operates logo sign business | State			23
Number of transit advertising displays | Transit			47,700
Number of states in which the company operates transit advertising displays | State			22
Number of reporting units | Reporting_Unit			2
REIT threshold percentage of taxable income to be distributed to stockholders			90.00%
Dividends paid in current year declared in prior period					$ 81,534
Dividends paid in current year declared in prior period, per share | $ / shares					$ 0.83
Distributions paid	$ 75,818	$ 100,687
Distributions paid, per share | $ / shares	$ 0.75	$ 1.00
Distributions accrued, preferred stockholders						$ 91
Distributions accrued, preferred stockholders, per share | $ / shares						$ 15.95
Distributions paid, preferred stockholders			$ 365	$ 365	$ 456
Distributions paid, preferred stockholders, per share | $ / shares	$ 15.95	$ 15.95	$ 63.80	$ 63.80	$ 79.75
The number of dilutive shares excluded from calculation of basic earnings per share resulting from the anti-dilutive effect for stock options | shares	0	0	0	0	0
Non cash compensation expense	$ 3,675	$ 3,437	$ 18,772	$ 29,647	$ 29,443
Investment maturity period			three months or less
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of advertising displays | Billboard			153,200
Number of states in which the company operates | State			45
Number of states in which the company operates logo sign business | State			23
Non cash compensation expense	$ 3,675	$ 3,437	$ 18,772	29,647	29,443
Stock Options and Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non cash compensation expense			4,249
Performance-Based Stock Incentive Program [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non cash compensation expense			12,602
Non-Performance Restricted Stock Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non cash compensation expense			1,451
Restricted Stock Awards to Directors [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non cash compensation expense			470
Taxable Income Distribution [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Distributions paid			$ 251,944	$ 384,817	$ 442,632
Distributions paid, per share | $ / shares			$ 2.50	$ 3.84	$ 4.48
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Estimated useful lives of Intangible assets			2 years
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Estimated useful lives of Intangible assets			15 years